Debt - Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Total interest cost	$ 163	$ 177	$ 706	$ 754	$ 779
Capitalized interest	(2)	(21)	(39)	(132)	(94)
Total interest expense, net of capitalized interest	$ 161	$ 156	$ 667	$ 622	$ 685